Common Stock Warrants (Tables)	9 Months Ended
Sep. 30, 2022
Warrants and Rights Note Disclosure [Abstract]
Summary of Warrants Outstanding and Exercisable
The warrants were assumed as part of the Transaction and the following represents a summary of the warrants outstanding and exercisable at September 30, 2022:

					Number of Shares Underlying Warrants
Description	Issue Date	Classification	Exercise Price	Expiration Date	Outstanding Shares	Exercisable Shares
Private Placement Warrants	Nov 17, 2020	Liability	$11.50	May 19, 2027	5,817,757	5,817,757
Public Warrants	Nov 17, 2020	Equity	$11.50	May 19, 2027	5,223,575	5,223,575

					11,041,332	11,041,332